UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22975

AllianzGI Institutional Multi-Series Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Scott Whisten

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3367

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

AllianzGI Institutional Multi-Series Trust
AllianzGI Advanced Core Bond Portfolio
AllianzGI Best Styles Global Managed Volatility Portfolio
AllianzGI Global Small-Cap Opportunities Portfolio

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

December 31, 2018 (unaudited)

	Principal Amount (000s)	Value*
CORPORATE BONDS & NOTES - 61.8%
Aerospace & Defense - 1.3%
General Dynamics Corp.,
3.375%, 5/15/23	$100	$100,640
Northrop Grumman Corp.,
2.08%, 10/15/20	750	735,790
United Technologies Corp.,
1.90%, 5/4/20	350	343,528
3.35%, 8/16/21	200	199,622
4.15%, 5/15/45	50	45,183

		1,424,763

Agriculture - 1.6%
Altria Group, Inc.,
5.375%, 1/31/44	200	186,971
Cargill, Inc. (a)(b),
3.05%, 4/19/21	500	498,448
3.25%, 3/1/23	100	99,665
Philip Morris International, Inc.,
2.00%, 2/21/20	800	790,197
2.375%, 8/17/22	200	192,344

		1,767,625

Auto Manufacturers - 5.9%
American Honda Finance Corp.,
1.95%, 7/20/20	500	491,579
2.00%, 2/14/20	800	790,860
2.60%, 11/16/22	100	97,240
BMW U.S. Capital LLC (a)(b),
3.45%, 4/12/23	350	347,428
Daimler Finance North America LLC (a)(b),
2.00%, 7/6/21	500	481,741
2.30%, 2/12/21	750	732,271
Ford Motor Credit Co. LLC,
2.681%, 1/9/20	850	836,128
General Motors Co.,
5.15%, 4/1/38	200	171,231
General Motors Financial Co., Inc.,
2.65%, 4/13/20	350	344,646
3.95%, 4/13/24	150	142,189
4.35%, 4/9/25	200	190,945
Harley-Davidson Financial Services, Inc., Ser. SR (a)(b),
3.55%, 5/21/21	350	348,408
Kia Motors Corp. (a)(b),
3.50%, 10/25/27	250	235,714
PACCAR Financial Corp.,
1.65%, 8/11/21	500	480,961
2.30%, 8/10/22	250	241,698
Toyota Motor Credit Corp.,
1.95%, 4/17/20	800	791,140

		6,724,179

Banks - 26.8%
Banco Bilbao Vizcaya Argentaria S.A.,
3.00%, 10/20/20	1,000	986,834
Bank of America Corp.,
4.00%, 4/1/24	200	201,267
5.625%, 7/1/20	600	620,516
Bank of Montreal,
2.10%, 6/15/20	850	838,800
2.35%, 9/11/22	400	385,510
Bank of New York Mellon Corp.,
2.60%, 2/7/22	800	784,885
Bank of Nova Scotia,
1.85%, 4/14/20	350	345,732
1.875%, 4/26/21	798	778,908
2.15%, 7/14/20	850	838,326
2.80%, 7/21/21	300	296,870
Barclays PLC,
2.75%, 11/8/19	850	842,191
4.375%, 1/12/26	350	334,361
4.95%, 1/10/47	300	267,755

BNG Bank NV (a)(b),
1.625%, 4/19/21	800	781,574
2.375%, 3/16/26	500	484,189
3.125%, 11/8/21	600	607,178
BNZ International Funding Ltd. (a)(b),
3.375%, 3/1/23	300	296,408
Citigroup, Inc.,
4.50%, 1/14/22	300	306,902
4.65%, 7/30/45	100	98,021
8.125%, 7/15/39	300	417,837
Commonwealth Bank of Australia (a)(b),
2.85%, 5/18/26	500	469,119
Deutsche Bank AG,
2.85%, 5/10/19	850	846,299
3.375%, 5/12/21	400	384,403
Dexia Credit Local S.A. (a)(b),
1.875%, 3/28/19	400	399,380
3.25%, 9/26/23	250	253,549
Fifth Third Bancorp,
2.60%, 6/15/22	200	194,855
Goldman Sachs Group, Inc.,
2.55%, 10/23/19	500	497,297
6.00%, 6/15/20, Ser. D	400	414,209
ING Bank NV (a)(b),
2.625%, 12/5/22	750	736,869
ING Groep NV,
4.10%, 10/2/23	250	250,456
JPMorgan Chase & Co.,
3.625%, 5/13/24	650	645,873
4.40%, 7/22/20	800	814,855
KFW,
1.50%, 4/20/20	1,200	1,182,395
2.75%, 7/15/20	650	650,986
Landwirtschaftliche Rentenbank,
2.50%, 11/15/27, Ser. 37	400	389,206
3.125%, 11/14/23	600	611,987
Lloyds Banking Group PLC,
4.05%, 8/16/23	200	197,435
Macquarie Bank Ltd. (a)(b),
3.90%, 1/15/26	700	692,526
Morgan Stanley,
2.50%, 4/21/21	500	489,837
2.80%, 6/16/20	850	844,149
4.375%, 1/22/47	200	191,312
National Australia Bank Ltd.,
2.625%, 1/14/21	200	197,430
Oesterreichische Kontrollbank AG,
1.75%, 1/24/20	800	793,149
Royal Bank of Canada,
1.875%, 2/5/20	196	193,939
2.125%, 3/2/20	800	791,933
2.30%, 3/22/21	700	690,970
3.35%, 10/22/21 (a)(b)	350	354,456
Royal Bank of Scotland Group PLC,
3.875%, 9/12/23	300	287,528
Santander UK PLC,
4.00%, 3/13/24	400	401,739
State Street Corp.,
2.55%, 8/18/20	850	842,133
Toronto-Dominion Bank,
1.80%, 7/13/21	400	387,281
1.90%, 10/24/19	350	347,076
2.25%, 3/15/21 (a)(b)	750	740,722
UBS AG,
2.375%, 8/14/19	550	547,929
Wells Fargo & Co.,
2.50%, 3/4/21	600	590,727
Ser. M, 3.45%, 2/13/23	100	98,168
Wells Fargo Bank N.A.,
3.625%, 10/22/21	250	252,023
Westpac Banking Corp.,
2.00%, 3/3/20	350	346,337
2.85%, 5/13/26	800	744,839

		30,279,440

Biotechnology - 0.1%
Amgen, Inc.,
2.25%, 8/19/23	100	94,347

Building Materials - 0.3%
CRH America Finance, Inc. (a)(b),
3.95%, 4/4/28	350	333,786

Chemicals - 0.7%
Dow Chemical Co.,
7.375%, 11/1/29	300	365,748
Nutrien Ltd.,
4.00%, 12/15/26	300	291,361
Syngenta Finance NV (a)(b),
3.933%, 4/23/21	200	197,285

		854,394

Commercial Services - 0.2%
Ecolab, Inc.,
2.375%, 8/10/22	250	241,087

Consumer Products - 1.2%
Colgate-Palmolive Co.,
2.25%, 11/15/22	450	435,817
3.70%, 8/1/47	100	95,322
Procter & Gamble Co.,
1.90%, 10/23/20	300	295,533
3.50%, 10/25/47	100	94,655
Unilever Capital Corp.,
1.80%, 5/5/20	450	442,958

		1,364,285

Electric Utilities - 1.9%
Consolidated Edison Co. of New York, Inc.,
Ser. 12-A, 4.20%, 3/15/42	200	193,857
4.50%, 5/15/58	150	145,671
Electricite de France S.A. (a)(b),
4.875%, 1/22/44	100	92,473
Enel Finance International NV,
6.80%, 9/15/37	150	162,147
Florida Power & Light Co.,
3.70%, 12/1/47	200	187,209
3.95%, 3/1/48	100	97,592
Georgia Power Co., Ser. C,
2.00%, 9/8/20	500	489,408
Pacific Gas & Electric Co.,
4.00%, 12/1/46	300	227,250
PPL Electric Utilities Corp.,
4.15%, 6/15/48	150	149,995
State Grid Overseas Investment 2016 Ltd. (a)(b),
3.75%, 5/2/23	350	353,164

		2,098,766

Electronics - 0.3%
Tyco Electronics Group S.A.,
3.45%, 8/1/24	300	294,448

Food & Beverage - 2.8%
Anheuser-Busch Cos. LLC (a)(b),
4.90%, 2/1/46	150	139,182
Anheuser-Busch InBev Finance, Inc.,
2.65%, 2/1/21	245	240,834
Diageo Capital PLC,
3.00%, 5/18/20	350	350,467
3.875%, 4/29/43	150	146,065
General Mills, Inc.,
2.60%, 10/12/22	150	144,303
Kellogg Co.,
3.25%, 5/14/21	350	346,847
3.40%, 11/15/27	250	230,353
Keurig Dr. Pepper, Inc.,
4.42%, 12/15/46	200	176,370
Kraft Heinz Foods Co.,
4.00%, 6/15/23	150	149,516
5.375%, 2/10/20	400	408,768
Kroger Co.,
3.70%, 8/1/27	100	94,694
4.65%, 1/15/48	200	180,874

Nestle Holdings, Inc. (a)(b),
3.50%, 9/24/25	250	252,613
PepsiCo, Inc.,
2.15%, 10/14/20	300	295,797

		3,156,683

Healthcare-Products - 0.0%
Thermo Fisher Scientific, Inc.,
4.10%, 8/15/47	50	46,457

Insurance - 0.7%
Allstate Corp.,
3.28%, 12/15/26	200	195,290
MetLife, Inc.,
5.70%, 6/15/35	550	626,893

		822,183

Internet - 0.3%
Alphabet, Inc.,
3.375%, 2/25/24	300	304,371

Iron/Steel - 0.1%
Nucor Corp.,
4.40%, 5/1/48	150	144,073

IT Services - 0.3%
International Business Machines Corp.,
1.90%, 1/27/20	350	346,154

Machinery-Construction & Mining - 0.4%
Caterpillar Financial Services Corp.,
3.15%, 9/7/21	250	250,586
3.45%, 5/15/23	200	201,470

		452,056

Machinery-Diversified - 1.3%
CNH Industrial Capital LLC,
4.875%, 4/1/21	150	152,580
John Deere Capital Corp.,
1.95%, 6/22/20	650	641,269
2.65%, 6/24/24	250	238,659
2.80%, 3/6/23	500	489,210

		1,521,718

Media - 1.2%
CBS Corp.,
3.70%, 6/1/28	300	279,089
Comcast Corp.,
6.45%, 3/15/37	200	240,210
Discovery Communications LLC,
3.80%, 3/13/24	500	490,703
6.35%, 6/1/40	50	52,474
Time Warner Cable LLC,
6.75%, 6/15/39	300	305,747

		1,368,223

Mining - 0.4%
Glencore Funding LLC (a)(b),
3.00%, 10/27/22	450	432,180

Miscellaneous Manufacturing - 0.6%
General Electric Co.,
5.50%, 1/8/20	400	404,851
Siemens Financieringsmaatschappij NV (a)(b),
4.40%, 5/27/45	300	303,728

		708,579

Oil, Gas & Consumable Fuels - 3.6%
BP Capital Markets PLC,
2.315%, 2/13/20	800	793,407
3.723%, 11/28/28	400	393,947
CNOOC Nexen Finance 2014 ULC,
4.25%, 4/30/24	300	305,148

Equinor ASA,
2.65%, 1/15/24	400	387,335
2.90%, 11/8/20	400	399,420
KazMunayGas National Co. JSC (a)(b),
4.75%, 4/24/25	200	198,750
Occidental Petroleum Corp.,
3.00%, 2/15/27	300	284,404
Phillips 66,
4.875%, 11/15/44	200	196,012
Shell International Finance BV,
2.125%, 5/11/20	850	841,747
3.75%, 9/12/46	50	46,644
6.375%, 12/15/38	150	189,800

		4,036,614

Paper & Forest Products - 0.1%
International Paper Co.,
4.35%, 8/15/48	150	126,815

Pharmaceuticals - 2.9%
Bayer U.S. Finance II LLC (a)(b),
3.50%, 6/25/21	800	794,281
CVS Health Corp.,
4.10%, 3/25/25	250	247,919
Johnson & Johnson,
1.95%, 11/10/20	300	295,290
4.375%, 12/5/33	250	268,228
Merck & Co., Inc.,
1.85%, 2/10/20	850	842,635
Novartis Capital Corp.,
1.80%, 2/14/20	600	593,696
Pfizer, Inc.,
3.60%, 9/15/28	250	251,257

		3,293,306

Pipelines - 0.5%
Energy Transfer Partners L.P., Ser. 30Y,
6.00%, 6/15/48	150	145,875
Enterprise Products Operating LLC,
4.85%, 3/15/44	100	97,861
Kinder Morgan, Inc.,
3.15%, 1/15/23	350	339,855

		583,591

Retail - 1.1%
Macy’s Retail Holdings, Inc.,
4.50%, 12/15/34	200	162,249
Walgreens Boots Alliance, Inc.,
4.50%, 11/18/34	250	236,111
Walmart, Inc.,
3.125%, 6/23/21	800	805,883

		1,204,243

Software - 0.8%
Microsoft Corp.,
3.30%, 2/6/27	150	149,021
Oracle Corp.,
2.625%, 2/15/23	750	731,250

		880,271

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.,
2.25%, 2/23/21	500	494,425
3.35%, 2/9/27	300	293,743
4.65%, 2/23/46	300	318,825

		1,106,993

Telecommunications - 2.4%
AT&T, Inc.,
4.80%, 6/15/44	300	271,392
Cisco Systems, Inc.,
2.45%, 6/15/20	700	696,241
5.50%, 1/15/40	250	296,032
Deutsche Telekom International Finance BV (a)(b),
4.75%, 6/21/38	150	143,774
Orange S.A.,
1.625%, 11/3/19	850	839,237

Verizon Communications, Inc.,
5.25%, 3/16/37	300	314,548
5.50%, 3/16/47	100	107,389

		2,668,613

Transportation - 1.0%
CSX Corp.,
2.60%, 11/1/26	150	136,110
FedEx Corp.,
3.40%, 2/15/28	150	141,709
4.10%, 4/15/43	150	130,108
United Parcel Service, Inc.,
2.05%, 4/1/21	750	735,685

		1,143,612

Total Corporate Bonds & Notes (cost-$71,361,381)		69,823,855

U.S. GOVERNMENT AGENCY SECURITIES - 29.6%
Fannie Mae, MBS (c),
2.50%, 1/17/34 TBA, 15 Year	1,060	1,035,313
3.00%, 1/17/34 TBA, 15 Year	1,000	997,932
3.00%, 1/14/49 TBA, 30 Year	2,880	2,810,569
3.50%, 1/17/34 TBA, 15 Year	520	526,383
3.50%, 1/14/49 TBA, 30 Year	3,710	3,710,805
4.00%, 1/17/34 TBA, 15 Year	260	266,064
4.00%, 1/14/49 TBA, 30 Year	2,930	2,987,973
4.50%, 1/14/49 TBA, 30 Year	1,210	1,253,738
5.00%, 1/14/49 TBA, 30 Year	690	723,081
Freddie Mac,
2.50%, 1/17/34 MBS, TBA, 15 Year (c)	780	760,904
3.00%, 1/17/34 MBS, TBA, 15 Year (c)	700	697,410
3.00%, 1/14/49 MBS, TBA, 30 Year (c)	1,990	1,939,754
3.50%, 1/17/34 MBS, TBA, 15 Year (c)	290	293,533
3.50%, 1/14/49 MBS, TBA, 30 Year (c)	2,510	2,509,406
4.00%, 1/17/34 MBS, TBA, 15 Year (c)	100	102,322
4.00%, 8/1/44	114	116,697
4.00%, 1/14/49 MBS, TBA, 30 Year (c)	1,760	1,794,333
4.50%, 1/14/49 MBS, TBA, 30 Year (c)	730	755,962
5.00%, 1/14/49 MBS, TBA, 30 Year (c)	410	429,256
Ginnie Mae, MBS, TBA, 30 Year (c),
3.00%, 1/23/49	2,660	2,617,404
3.50%, 1/23/49	3,550	3,574,487
4.00%, 1/23/49	1,880	1,925,395
4.50%, 1/23/49	1,080	1,117,725
5.00%, 1/23/49	440	457,815

Total U.S. Government Agency Securities (cost-$33,021,856)		33,404,261

U.S. TREASURY OBLIGATIONS - 21.5%
U.S. Treasury Bonds,
2.25%, 8/15/46	1,000	855,312
2.50%, 2/15/45	920	834,037
2.75%, 8/15/47	1,200	1,137,656
3.125%, 2/15/42	855	875,774
3.125%, 2/15/43	800	816,688
3.50%, 2/15/39	1,550	1,697,250
4.75%, 2/15/37	400	510,219
4.75%, 2/15/41	400	517,000
5.50%, 8/15/28	700	865,430
6.00%, 2/15/26	300	366,000
6.25%, 5/15/30	500	671,445
U.S. Treasury Notes,
1.50%, 8/15/26	200	184,484
1.625%, 5/15/26	350	326,949
1.75%, 10/31/20	5,580	5,505,019
1.75%, 1/31/23	1,860	1,806,380
1.875%, 10/31/22	2,200	2,151,016
2.00%, 11/15/26	300	286,523
2.125%, 6/30/22	1,300	1,284,766
2.125%, 3/31/24	100	98,039
2.125%, 9/30/24	300	293,227
2.125%, 5/15/25	2,800	2,725,844
2.25%, 11/15/27	200	193,312
2.875%, 5/15/28	300	304,781

Total U.S. Treasury Obligations (cost-$24,566,076)		24,307,151

SOVEREIGN DEBT OBLIGATIONS - 14.9%
Argentina - 0.4%
Argentine Republic Government International Bond,
4.625%, 1/11/23	300	238,687
6.25%, 4/22/19	250	252,266

		490,953

Brazil - 0.3%
Brazilian Government International Bond,
4.25%, 1/7/25	300	295,120

Canada - 1.4%
Export Development Canada,
2.50%, 1/24/23	700	695,885
Province of Alberta Canada,
1.90%, 12/6/19	350	347,251
Province of Quebec Canada,
2.875%, 10/16/24	500	499,477

		1,542,613

Chile - 0.5%
Chile Government International Bond,
3.25%, 9/14/21	400	401,013
3.86%, 6/21/47	200	187,364

		588,377

Colombia - 0.3%
Colombia Government International Bond,
5.00%, 6/15/45	300	287,194

Croatia - 0.4%
Croatia Government International Bond,
6.75%, 11/5/19	500	513,187

Germany - 1.0%
FMS Wertmanagement AoeR,
1.75%, 1/24/20	1,200	1,188,955

Hungary - 0.4%
Hungary Government International Bond,
4.00%, 3/25/19	500	501,344

Indonesia - 0.8%
Indonesia Government International Bond,
3.75%, 4/25/22	350	347,311
11.625%, 3/4/19	600	610,139

		957,450

Japan - 0.4%
Japan Bank for International Cooperation,
2.125%, 7/21/20	500	494,986

Korea (Republic of) - 0.6%
Export-Import Bank of Korea,
2.50%, 11/1/20	400	396,046
3.625%, 11/27/23	300	300,774

		696,820

Latvia - 0.6%
Latvia Government International Bond,
2.75%, 1/12/20	700	696,535

Lithuania - 0.5%
Lithuania Government International Bond (a)(b),
7.375%, 2/11/20	500	524,000

Mexico - 0.2%
Mexico Government International Bond,
4.60%, 2/10/48	250	222,784

Morocco - 0.2%
Morocco Government International Bond,
4.25%, 12/11/22	200	200,709

Norway - 0.4%
Kommunalbanken AS (a)(b),
3.125%, 10/18/21	500	506,242

Panama - 0.3%
Panama Government International Bond,
7.125%, 1/29/26	250	295,200

Peru - 0.1%
Peruvian Government International Bond,
4.125%, 8/25/27	100	103,434

Philippines - 0.3%
Philippine Government International Bond,
6.50%, 1/20/20	300	309,390

Sri Lanka - 0.3%
Sri Lanka Government International Bond (a)(b),
5.75%, 4/18/23	350	323,890

Supranational - 3.1%
Asian Development Bank,
1.625%, 3/16/21	700	685,872
Corp. Andina de Fomento,
2.20%, 7/18/20	850	837,496
European Investment Bank,
1.625%, 8/14/20	800	787,951
2.875%, 9/15/20	400	401,643
Nordic Investment Bank,
2.25%, 2/1/21	800	793,981

		3,506,943

Sweden - 2.3%
Kommuninvest I Sverige AB (a)(b),
2.75%, 10/22/20	800	799,342
Svensk Exportkredit AB,
1.75%, 5/18/20	350	345,829
2.875%, 5/22/21	800	803,430
3.125%, 11/8/21	600	607,178

		2,555,779

Uruguay - 0.1%
Uruguay Government International Bond,
4.975%, 4/20/55	100	95,500

Total Sovereign Debt Obligations (cost-$17,091,079)		16,897,405

Repurchase Agreements - 0.5%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $595,017; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $608,175 including accrued interest (cost-$595,000)	595	595,000

Total Investments (cost-$146,635,392)-128.3%		145,027,672

Liabilities in excess of other assets (d)-(28.3)%		(32,017,061)

Net Assets-100.0%		$113,010,611

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $13,954,335, representing 12.3% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $13,954,335, representing 12.3% of net assets.

(c)	When-issued or delayed-delivery. To be settled/delivered after December 31, 2018.
(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)	Market Value (000s)	Unrealized Depreciation
Short position contracts:
2-Year U.S. Treasury Note	(125)	3/29/19	$(25,000)	$(26,539)	$(172,802)

(e)	At December 31, 2018, the Portfolio pledged $225,895 in cash as collateral for futures contracts.

Glossary:

MBS - Mortgage-Backed Securities

TBA - To Be Announced

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

December 31, 2018 (unaudited)

	Shares	Value*
COMMON STOCK - 96.9%
Australia - 0.8%
Brickworks Ltd.	7,935	$92,993
Regis Resources Ltd.	29,208	99,472
Saracen Mineral Holdings Ltd. (e)	53,314	110,224
St. Barbara Ltd.	28,085	93,027

		395,716

Austria - 0.1%
Flughafen Wien AG	961	37,987
Telekom Austria AG (e)	3,219	24,605

		62,592

Belgium - 0.3%
Ageas	1,836	82,649
Elia System Operator S.A.	999	66,730

		149,379

Brazil - 0.1%
Fibria Celulose S.A.	3,600	62,790

Canada - 0.9%
Cascades, Inc.	673	5,043
Cogeco Communications, Inc.	1,783	85,911
Dream Global Real Estate Investment Trust REIT	5,020	43,758
Fairfax Financial Holdings Ltd.	332	146,151
George Weston Ltd.	1,126	74,272
InterRent Real Estate Investment Trust REIT	4,129	39,469
Killam Apartment REIT	2,174	25,383
Valener, Inc.	682	9,662

		429,649

Chile - 0.1%
Empresas CMPC S.A.	20,000	63,476

China - 2.4%
BOC Aviation Ltd. (a)	15,500	114,371
China Construction Bank Corp., Class H	209,748	171,753
China Dongxiang Group Co., Ltd.	68,883	10,545
China Everbright Greentech Ltd. (a)	66,000	46,938
China Mobile Ltd.	9,000	87,089
China SCE Group Holdings Ltd.	198,000	72,168
China Water Affairs Group Ltd.	30,000	32,090
Golden Eagle Retail Group Ltd.	20,000	20,688
Guangdong Investment Ltd.	28,000	54,101
Hopewell Highway Infrastructure Ltd.	41,000	21,014
Jiangsu Expressway Co., Ltd., Class H	16,811	23,465
Postal Savings Bank of China Co., Ltd., Class H (a)	143,000	75,315
Shenzhen Expressway Co., Ltd., Class H	86,300	95,125
Tencent Holdings Ltd.	4,000	160,321
XTEP International Holdings Ltd.	23,349	12,677
Yadea Group Holdings Ltd. (a)	58,000	22,424
Yuexiu Real Estate Investment Trust REIT	59,000	37,817
Yuexiu Transport Infrastructure Ltd.	80,000	60,689
Yuzhou Properties Co., Ltd.	63,204	26,085

		1,144,675

Czech Republic - 0.5%
CEZ AS	5,376	128,154
Moneta Money Bank AS (a)	14,893	48,050
O2 Czech Republic AS	4,201	45,167

		221,371

Denmark - 0.2%
Scandinavian Tobacco Group A/S, Class A (a)	884	10,654
Solar A/S, Class B	333	14,436
Spar Nord Bank A/S	733	5,885
Topdanmark A/S	787	36,728

		67,703

Finland - 0.6%
DNA Oyj	2,567	50,200
Elisa Oyj	2,694	111,584
Neste Oyj	1,688	130,689

		292,473

France - 1.2%
Cegereal S.A. REIT	1,987	81,045
Eiffage S.A.	1,367	114,291
Klepierre S.A. REIT	4,456	137,708
Nexity S.A.	633	28,579
Orpea	50	5,107
SEB S.A.	36	4,653
Vinci S.A.	2,150	176,799

		548,182

Germany - 0.8%
BASF SE	1,243	86,579
Siemens Healthineers AG (a)(e)	1,205	50,353
TAG Immobilien AG	4,536	103,316
Talanx AG (e)	2,265	77,347
TLG Immobilien AG	1,775	49,106
WCM Beteiligungs & Grundbesitz AG (e)	5,562	26,676

		393,377

Hong Kong - 1.9%
CK Hutchison Holdings Ltd.	8,203	78,734
CLP Holdings Ltd.	47,219	533,617
Fairwood Holdings Ltd.	11,000	36,843
Hang Seng Bank Ltd.	2,700	60,483
Hui Xian Real Estate Investment Trust REIT	50,000	23,232
NWS Holdings Ltd.	19,000	39,014
Swire Pacific Ltd., Class A	10,344	109,212
Yue Yuen Industrial Holdings Ltd.	2,802	8,970

		890,105

Hungary - 0.4%
Magyar Telekom Telecommunications PLC	38,780	60,993
MOL Hungarian Oil & Gas PLC	5,827	63,947
OTP Bank Nyrt	994	40,171

		165,111

Indonesia - 0.1%
Telekomunikasi Indonesia Persero Tbk PT	200,000	52,287

Ireland - 0.0%
Irish Residential Properties REIT PLC	3,629	5,613

Israel - 0.7%
Bank Leumi Le-Israel BM	23,025	139,186
Israel Discount Bank Ltd., Class A	31,996	98,729
Mizrahi Tefahot Bank Ltd.	5,794	97,857
Shufersal Ltd.	2,678	17,604

		353,376

Italy - 1.1%
Enav SpA (a)	6,976	33,953
Enel SpA	18,071	104,762
Eni SpA	3,676	58,071
Hera SpA	27,951	85,272
Snam SpA	56,310	246,546

		528,604

Japan - 12.5%
Aeon Co., Ltd.	6,600	129,004
ANA Holdings, Inc.	5,954	213,743
Aoyama Trading Co., Ltd.	189	4,533
Asahi Group Holdings Ltd.	3,800	147,264
Astellas Pharma, Inc.	19,008	242,858
Canon, Inc.	3,190	87,775
Cawachi Ltd.	900	14,826
DCM Holdings Co., Ltd.	9,875	103,347

Doutor Nichires Holdings Co., Ltd.	3,649	66,635
DTS Corp.	2,001	63,942
DyDo Group Holdings, Inc.	974	50,931
Fuji Oil Holdings, Inc.	1,884	60,143
Fuji Soft, Inc.	2,028	76,804
FUJIFILM Holdings Corp.	4,879	189,132
Fukuyama Transporting Co., Ltd.	554	21,348
Geo Holdings Corp.	864	13,118
Ichigo Office REIT Investment REIT	14	12,362
ITOCHU Corp.	9,100	154,543
Japan Airlines Co., Ltd.	6,280	222,570
Japan Wool Textile Co., Ltd.	5,300	39,907
Kagome Co., Ltd.	1,000	26,209
Kajima Corp.	9,100	122,241
Kandenko Co., Ltd.	4,500	43,617
Kato Sangyo Co., Ltd.	600	16,601
KDDI Corp.	6,600	157,706
Kyowa Exeo Corp.	3,700	86,636
Kyudenko Corp.	2,100	79,586
LaSalle Logiport REIT	68	65,838
McDonald’s Holdings Co. Japan Ltd.	3,800	161,416
Mirait Holdings Corp.	6,200	90,716
Mitsubishi Corp.	4,600	126,116
Mitsubishi Research Institute, Inc.	700	20,123
Morinaga Milk Industry Co., Ltd.	2,800	78,253
NET One Systems Co., Ltd.	4,600	81,139
Nichias Corp.	2,802	47,783
Nihon Unisys Ltd.	4,179	93,144
Nippon Telegraph & Telephone Corp.	10,844	442,428
Nishimatsu Construction Co., Ltd.	4,000	91,030
NTT DOCOMO, Inc.	26,357	592,221
Obayashi Corp.	8,373	75,817
Okumura Corp.	2,100	61,188
Raito Kogyo Co., Ltd.	4,537	60,447
Rengo Co., Ltd.	3,800	29,982
S Foods, Inc.	728	27,006
Sankyo Co., Ltd.	3,100	117,894
Sekisui House Ltd.	8,100	118,949
Senko Group Holdings Co., Ltd.	5,604	42,592
Shibaura Electronics Co., Ltd.	200	6,279
Shimachu Co., Ltd.	2,100	56,695
Showa Shell Sekiyu KK	5,800	80,354
Sumitomo Corp.	10,500	148,982
Sumitomo Dainippon Pharma Co., Ltd.	532	16,966
Sumitomo Densetsu Co., Ltd.	1,200	19,943
Sushiro Global Holdings Ltd.	1,900	103,756
T-Gaia Corp.	1,700	32,089
Takasago Thermal Engineering Co., Ltd.	4,503	73,283
Takeda Pharmaceutical Co., Ltd.	6,357	215,467
Tokyo Electron Ltd.	900	101,317
Tokyo Gas Co., Ltd.	3,700	93,581
Tokyu Construction Co., Ltd.	4,800	43,367
Toshiba Plant Systems & Services Corp.	3,300	60,738
Tv Tokyo Holdings Corp.	934	20,082
Yurtec Corp.	1,868	14,504

		5,958,866

Korea (Republic of) - 1.0%
Daekyo Co., Ltd.	2,318	13,919
Easy Bio, Inc.	1,107	6,019
Hansol Paper Co., Ltd.	1,424	21,204
KC Co., Ltd.	210	2,214
KT Corp.	660	17,599
KT&G Corp.	1,154	105,068
Kukdo Chemical Co., Ltd.	388	15,879
Orange Life Insurance Ltd. (a)	1,691	42,422
Samjin Pharmaceutical Co., Ltd.	628	22,655
Samsung Electronics Co., Ltd.	6,182	215,206
Ubiquoss Holdings, Inc. (e)	1,318	9,441

		471,626

Malaysia - 1.4%
Hong Leong Bank Bhd.	21,000	103,595
Hong Leong Financial Group Bhd.	2,400	10,768
Malayan Banking Bhd.	101,700	233,621
MISC Bhd.	15,800	25,599
Petronas Chemicals Group Bhd.	15,200	34,146
Public Bank Bhd.	17,500	104,768
Tenaga Nasional Bhd.	38,300	126,182
VS Industry Bhd.	38,900	6,870

		645,549

Mexico - 0.2%
Banco del Bajio S.A. (a)	18,100	35,220
Qualitas Controladora S.A.B. de C.V.	19,100	40,199

		75,419

Morocco - 0.0%
Douja Promotion Groupe Addoha S.A.	10,225	18,183

Netherlands - 1.0%
ASR Nederland NV	2,725	107,826
Coca-Cola European Partners PLC (e)	1,317	60,384
Koninklijke Ahold Delhaize NV	6,824	172,389
NN Group NV	3,114	123,809
Vastned Retail NV REIT	1,069	38,328

		502,736

New Zealand - 0.4%
Air New Zealand Ltd.	32,303	67,298
Arvida Group Ltd.	26,315	22,798
Summerset Group Holdings Ltd.	16,234	69,473
Tourism Holdings Ltd.	3,878	13,417

		172,986

Norway - 0.2%
B2Holding ASA	5,084	7,268
Elkem ASA (a)(e)	15,298	39,211
Marine Harvest ASA	2,253	47,488

		93,967

Peru - 0.1%
Ferreycorp SAA	40,342	30,420

Poland - 0.2%
Asseco Poland S.A.	4,650	57,368
Ciech S.A.	1,701	20,155

		77,523

Singapore - 1.5%
Accordia Golf Trust UNIT	37,500	13,929
CapitaLand Mall Trust REIT	101,600	168,482
China Aviation Oil Singapore Corp., Ltd.	6,900	5,380
Fortune Real Estate Investment Trust REIT	66,000	75,762
Frasers Logistics & Industrial Trust REIT	106,900	80,872
Oversea-Chinese Banking Corp., Ltd.	15,300	126,555
Sheng Siong Group Ltd.	33,900	26,351
Singapore Airlines Ltd.	29,200	201,727
Sino Grandness Food Industry Group Ltd. (e)	77,400	6,980

		706,038

South Africa - 0.0%
Astral Foods Ltd.	1,214	13,495

Spain - 0.2%
Ebro Foods S.A.	2,242	44,771
Iberdrola S.A.	5,135	41,234
Lar Espana Real Estate Socimi S.A. REIT	1,947	16,603

		102,608

Sweden - 0.2%
Nobina AB (a)	3,456	23,311
Svenska Cellulosa AB SCA, Class B	11,506	89,409

		112,720

Switzerland - 1.4%
Baloise Holding AG	782	107,963
Banque Cantonale Vaudoise	30	22,648
Barry Callebaut AG	60	93,640
BKW AG	111	7,762

Intershop Holding AG	32	15,899
Nestle S.A.	1,615	131,078
Partners Group Holding AG	265	161,212
Schweiter Technologies AG	11	9,718
Swiss Life Holding AG (e)	338	130,458

		680,378

Taiwan - 4.5%
Asia Cement Corp.	47,000	51,980
Cheng Loong Corp.	37,000	22,388
China Airlines Ltd.	69,000	24,684
China Development Financial Holding Corp.	116,000	36,734
China Motor Corp. (e)	44,000	34,746
China Petrochemical Development Corp. (e)	210,000	74,893
CTBC Financial Holding Co., Ltd.	221,000	145,359
E.Sun Financial Holding Co., Ltd.	150,000	98,125
Far Eastern Department Stores Ltd.	39,000	19,909
First Financial Holding Co., Ltd.	376,891	245,538
Formosa Chemicals & Fibre Corp.	13,000	44,474
Formosa Petrochemical Corp.	71,000	251,945
Formosa Plastics Corp.	31,000	101,897
Getac Technology Corp.	49,000	63,924
Great Wall Enterprise Co., Ltd.	29,960	32,595
HannStar Display Corp.	439,000	101,186
International CSRC Investment Holdings Co.	77,859	98,458
King Yuan Electronics Co., Ltd.	42,000	31,588
LCY Chemical Corp.	17,000	29,178
Lien Hwa Industrial Corp.	67,100	64,685
Mega Financial Holding Co., Ltd.	92,000	77,668
Mercuries Life Insurance Co., Ltd. (e)	48,594	18,394
Nanya Technology Corp.	27,000	48,352
Oriental Union Chemical Corp.	24,000	20,152
Powertech Technology, Inc.	36,000	77,394
Sercomm Corp.	20,000	41,562
Sinbon Electronics Co., Ltd.	18,139	48,862
Taichung Commercial Bank Co., Ltd.	62,000	20,548
Uni-President Enterprises Corp.	59,000	133,851
WT Microelectronics Co., Ltd.	19,003	23,982
Yageo Corp.	6,985	72,349

		2,157,400

Thailand - 1.4%
Bangchak Corp. PCL (c)(d)	50,300	49,028
Bangkok Bank PCL	15,600	99,294
Electricity Generating PCL (c)(d)	7,500	57,161
IRPC PCL (c)(d)	188,900	33,368
PTT PCL (c)(d)	105,400	148,644
Siam Cement PCL (c)(d)	8,900	119,228
Siamgas & Petrochemicals PCL (c)(d)	151,900	39,647
Star Petroleum Refining PCL (c)(d)	179,100	52,759
Tisco Financial Group PCL (c)(d)	32,600	78,413

		677,542

United Kingdom - 0.9%
Berkeley Group Holdings PLC	2,107	93,452
Computacenter PLC	2,332	29,914
Gamma Communications PLC	5,572	51,733
IG Group Holdings PLC	2,886	20,982
Johnson Service Group PLC	17,486	26,119
Persimmon PLC	3,164	77,916
Regional REIT Ltd. REIT (a)	20,237	23,860
Renewables Infrastructure Group Ltd.	25,130	36,258
Royal Dutch Shell PLC, Class A	2,565	75,603

		435,837

United States - 57.6%
AbbVie, Inc.	1,299	119,755
Accenture PLC, Class A	1,555	219,271
Adobe, Inc. (e)	1,255	283,931
Aflac, Inc.	4,140	188,618
AG Mortgage Investment Trust, Inc. REIT	4,371	69,630
AGNC Investment Corp. REIT	13,854	242,999
Align Technology, Inc. (e)	473	99,060
Allstate Corp.	4,564	377,123
Altria Group, Inc.	4,409	217,761
Amdocs Ltd.	771	45,165
Ameren Corp.	3,112	202,996

American Eagle Outfitters, Inc.	1,908	36,882
American Electric Power Co., Inc.	3,682	275,193
American Financial Group, Inc.	1,151	104,200
Amgen, Inc.	1,230	239,444
Annaly Capital Management, Inc. REIT	21,502	211,150
Anthem, Inc.	831	218,246
Anworth Mortgage Asset Corp. REIT	3,014	12,177
Apollo Commercial Real Estate Finance, Inc. REIT	4,686	78,069
Apple, Inc.	1,719	271,155
Archer-Daniels-Midland Co.	3,058	125,286
Ares Commercial Real Estate Corp. REIT	4,387	57,206
ARMOUR Residential REIT, Inc.	3,421	70,131
AT&T, Inc.	17,825	508,725
Atmos Energy Corp.	1,255	116,364
Automatic Data Processing, Inc.	1,834	240,474
AutoZone, Inc. (e)	358	300,126
Avaya Holdings Corp. (e)	3,065	44,626
Berkshire Hathaway, Inc., Class B (e)	163	33,281
Bright Horizons Family Solutions, Inc. (e)	1,092	121,703
Bristol-Myers Squibb Co.	4,292	223,098
Broadridge Financial Solutions, Inc.	728	70,070
CBTX, Inc.	1,720	50,568
Centene Corp. (e)	1,231	141,934
Chemed Corp.	399	113,029
Cherry Hill Mortgage Investment Corp. REIT	845	14,821
Chimera Investment Corp. REIT	5,061	90,187
Cigna Corp. (e)	1,042	197,897
Cisco Systems, Inc.	7,403	320,772
CME Group, Inc.	841	158,209
CMS Energy Corp.	2,705	134,303
Coca-Cola Co.	1,240	58,714
Conagra Brands, Inc.	5,030	107,441
Consolidated Edison, Inc.	8,274	632,630
Constellation Brands, Inc., Class A	1,436	230,938
Contura Energy, Inc. (e)	994	65,346
Costco Wholesale Corp.	1,210	246,489
CubeSmart REIT	3,856	110,629
CVS Health Corp.	1,324	86,748
Darden Restaurants, Inc.	1,501	149,890
DaVita, Inc. (e)	1,107	56,966
DTE Energy Co.	1,231	135,779
Duke Energy Corp.	6,696	577,865
DXC Technology Co.	1,429	75,980
Dynex Capital, Inc. REIT	6,417	36,705
Eli Lilly & Co.	1,001	115,836
Encompass Health Corp.	1,643	101,373
Ennis, Inc.	2,558	49,242
Entergy Corp.	2,357	202,867
Equity LifeStyle Properties, Inc. REIT	1,291	125,395
Exelon Corp.	2,961	133,541
Exxon Mobil Corp.	395	26,935
Facebook, Inc., Class A (e)	1,572	206,073
Fidelity National Information Services, Inc.	1,403	143,878
frontdoor, Inc. (e)	1,037	27,595
FTI Consulting, Inc. (e)	1,655	110,289
Gaming and Leisure Properties, Inc. REIT	3,228	104,297
Granite Point Mortgage Trust, Inc. REIT	406	7,320
Haemonetics Corp. (e)	1,052	105,253
Home Depot, Inc.	1,772	304,465
Humana, Inc.	940	269,291
Huntington Ingalls Industries, Inc.	156	29,688
ICF International, Inc.	1,161	75,210
Ingredion, Inc.	1,039	94,965
Insperity, Inc.	606	56,576
Intel Corp.	5,286	248,072
Intuit, Inc.	259	50,984
Intuitive Surgical, Inc. (e)	812	388,883
Invesco Mortgage Capital, Inc. REIT	5,280	76,454
Johnson & Johnson	7,555	974,973
KAR Auction Services, Inc.	2,245	107,131
Kellogg Co.	622	35,460
Keurig Dr Pepper, Inc.	2,904	74,459
Kimberly-Clark Corp.	1,957	222,981
L3 Technologies, Inc.	895	155,426
Laboratory Corp. of America Holdings (e)	1,787	225,805
Ladder Capital Corp. REIT	2,411	37,298
Lamb Weston Holdings, Inc.	1,838	135,203
Leidos Holdings, Inc.	1,588	83,719

Lockheed Martin Corp.	2,050	536,772
ManTech International Corp., Class A	1,791	93,660
Mastercard, Inc., Class A	1,877	354,096
McDonald’s Corp.	2,466	437,888
McGrath RentCorp	1,482	76,293
MedEquities Realty Trust, Inc. REIT	6,502	44,474
Merck & Co., Inc.	383	29,265
MFA Financial, Inc. REIT	8,361	55,851
Microsoft Corp.	1,995	202,632
Motorola Solutions, Inc.	353	40,609
Nasdaq, Inc.	1,700	138,669
National CineMedia, Inc.	4,631	30,009
New Residential Investment Corp. REIT	7,150	101,602
NextEra Energy, Inc.	2,674	464,795
Northfield Bancorp, Inc.	396	5,366
Northrop Grumman Corp.	1,518	371,758
NVR, Inc. (e)	8	19,496
O’Reilly Automotive, Inc. (e)	475	163,557
Occidental Petroleum Corp.	4,015	246,441
Old Republic International Corp.	4,790	98,530
Oritani Financial Corp.	406	5,989
Paychex, Inc.	1,918	124,958
Peoples Bancorp, Inc.	669	20,137
PepsiCo, Inc.	5,253	580,351
Pfizer, Inc.	14,117	616,207
Pinnacle West Capital Corp.	1,617	137,768
Procter & Gamble Co.	7,550	693,996
Progressive Corp.	4,898	295,496
Prospect Capital Corp.	14,030	88,529
QCR Holdings, Inc.	604	19,382
Quest Diagnostics, Inc.	1,319	109,833
Raytheon Co.	735	112,712
RBB Bancorp	438	7,696
Republic Services, Inc.	7,580	546,442
Retail Properties of America, Inc., Class A REIT	7,958	86,344
Ross Stores, Inc.	3,250	270,400
Royal Caribbean Cruises Ltd.	596	58,283
S&P Global, Inc.	1,200	203,928
Sabre Corp.	2,817	60,960
ServiceMaster Global Holdings, Inc. (e)	2,946	108,236
Southern Co.	238	10,453
SP Plus Corp. (e)	2,076	61,325
Stitch Fix, Inc., Class A (e)	1,868	31,924
STORE Capital Corp. REIT	3,774	106,842
Sysco Corp.	2,258	141,486
T-Mobile U.S., Inc. (e)	1,867	118,760
Target Corp.	1,820	120,284
TCG BDC, Inc.	1,777	22,035
TJX Cos., Inc.	4,434	198,377
Total System Services, Inc.	1,577	128,194
TPG RE Finance Trust, Inc. REIT	1,025	18,737
Two Harbors Investment Corp. REIT	6,846	87,903
Tyson Foods, Inc., Class A	1,295	69,153
U.S. Foods Holding Corp. (e)	547	17,307
UGI Corp.	2,354	125,586
United Therapeutics Corp. (e)	1,003	109,227
UnitedHealth Group, Inc.	2,531	630,523
Valero Energy Corp.	1,771	132,772
Verizon Communications, Inc.	13,423	754,641
Visa, Inc., Class A	1,780	234,853
Walmart, Inc.	2,689	250,480
Waste Management, Inc.	8,360	743,956
Waterstone Financial, Inc.	1,819	30,486
WEC Energy Group, Inc.	6,831	473,115
WellCare Health Plans, Inc. (e)	485	114,504
Western Asset Mortgage Capital Corp. REIT	3,885	32,401
Xcel Energy, Inc.	9,991	492,257
Zoetis, Inc.	2,249	192,379

		27,434,062

Total Common Stock (cost-$44,905,736)		46,193,834

EXCHANGE-TRADED FUNDS - 1.1%
iShares Edge MSCI Min Vol Global (cost-$538,560)	6,400	520,064

MUTUAL FUNDS (f)- 0.2%
3i Infrastructure PLC	6,625	21,820
BB Biotech AG	1,251	74,666

Total Mutual Funds (cost-$106,071)		96,486

	Principal Amount (000s)
Repurchase Agreements - 1.9%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $909,025; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $929,568 including accrued interest (cost-$909,000)	$909	909,000

Total Investments (cost-$46,459,367) (b)-100.1%		47,719,384

Liabilities in excess of other assets-(0.1)%		(44,769)

Net Assets-100.0%		$47,674,615

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $566,082, representing 1.2% of net assets.

(b)	Securities with an aggregate value of $17,340,960, representing 36.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(c)	Fair-Valued—Securities with an aggregate value of $578,248, representing 1.2% of net assets.

(d)	Level 3 security.

(e)	Non-income producing.

(f)	Mutual Fund.

Glossary:

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

UNIT - More than one class of securities traded together

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

December 31, 2018 (unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Electric Utilities	6.9%
Pharmaceuticals	5.6%
Healthcare Providers & Services	5.0%
Banks	4.8%
IT Services	4.5%
Diversified Telecommunication Services	4.4%
Insurance	4.1%
Multi-Utilities	3.5%
Commercial Services & Supplies	3.4%
Specialty Retail	3.1%
Oil, Gas & Consumable Fuels	3.1%
Equity Real Estate Investment Trusts (REITs)	3.0%
Food Products	2.9%
Mortgage Real Estate Investment Trusts (REITs)	2.7%
Aerospace & Defense	2.5%
Beverages	2.4%
Construction & Engineering	2.4%
Food & Staples Retailing	2.3%
Hotels, Restaurants & Leisure	2.3%
Household Products	2.1%
Wireless Telecommunication Services	2.0%
Technology Hardware, Storage & Peripherals	1.7%
Capital Markets	1.7%
Airlines	1.5%
Software	1.5%
Healthcare Equipment & Supplies	1.3%
Gas Utilities	1.2%
Trading Companies & Distributors	1.2%
Chemicals	1.2%
Exchange-Traded Funds	1.1%
Semiconductors & Semiconductor Equipment	1.1%
Biotechnology	1.0%
Real Estate Management & Development	0.9%
Communications Equipment	0.9%
Interactive Media & Services	0.8%
Tobacco	0.7%
Household Durables	0.7%
Metals & Mining	0.6%
Transportation Infrastructure	0.6%
Diversified Consumer Services	0.6%
Construction Materials	0.6%
Electronic Equipment, Instruments & Components	0.5%
Professional Services	0.5%
Multi-Line Retail	0.3%
Paper & Forest Products	0.3%
Independent Power Producers & Energy Traders	0.3%
Media	0.3%
Building Products	0.3%
Leisure Equipment & Products	0.2%
Industrial Conglomerates	0.2%
Road & Rail	0.2%
Mutual Funds	0.2%
Water Utilities	0.2%
Textiles, Apparel & Luxury Goods	0.2%
Containers & Packaging	0.1%
Automobiles	0.1%
Thrifts & Mortgage Finance	0.1%
Diversified Financial Services	0.1%
Internet & Direct Marketing Retail	0.1%
Marine	0.1%
Repurchase Agreements	1.9%
Liabilities in excess of other assets	(0.1)%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

December 31, 2018 (unaudited)

	Shares	Value*
COMMON STOCK - 99.0%
Australia - 3.4%
BWP Trust REIT	16,910	$42,056
Charter Hall Retail REIT	6,494	20,493
Cromwell Property Group REIT	22,050	15,382
Qantas Airways Ltd.	20,280	82,733

		160,664

Austria - 0.4%
Verbund AG	484	20,721

Canada - 3.1%
Canfor Pulp Products, Inc.	1,472	17,478
Gibson Energy, Inc.	1,172	16,036
Granite Real Estate Investment Trust REIT	1,272	49,577
Interfor Corp. (e)	3,534	37,328
International Petroleum Corp. (e)	4,428	14,613
TFI International, Inc.	470	12,153

		147,185

China - 5.0%
China Railway Group Ltd., Class H	33,000	30,069
Huaxin Cement Co., Ltd., Class B	13,585	23,213
Jiangsu Expressway Co., Ltd., Class H	28,000	39,083
Maanshan Iron & Steel Co., Ltd., Class H	108,000	47,648
Sinopec Shanghai Petrochemical Co., Ltd., Class H	38,000	16,634
Weichai Power Co., Ltd., Class H	41,000	46,939
Yuexiu Real Estate Investment Trust REIT	51,000	32,689

		236,275

Denmark - 1.8%
Topdanmark A/S	1,832	85,498

Greece - 1.0%
Motor Oil Hellas Corinth Refineries S.A.	1,953	47,031

Hong Kong - 2.1%
Hui Xian Real Estate Investment Trust REIT	42,876	19,922
Hysan Development Co., Ltd.	9,000	42,798
Yue Yuen Industrial Holdings Ltd.	11,500	36,815

		99,535

India - 2.7%
Larsen & Toubro Infotech Ltd. (a)	1,221	30,123
Mphasis Ltd.	3,061	44,719
WNS Holdings Ltd. ADR (e)	1,190	49,099

		123,941

Indonesia - 0.6%
Indo Tambangraya Megah Tbk PT	18,600	26,232

Italy - 1.1%
Unipol Gruppo SpA	13,150	53,031

Japan - 11.0%
Advance Residence Investment Corp. REIT	18	49,695
AEON REIT Investment Corp. REIT	44	50,650
Fuji Soft, Inc.	600	22,723
GungHo Online Entertainment, Inc. (e)	11,900	21,780
Invincible Investment Corp. REIT	61	25,159
Japan Airlines Co., Ltd.	800	28,353
Japan Rental Housing Investments, Inc. REIT	25	18,745
Nippon Accommodations Fund, Inc. REIT	6	28,979
Nippon REIT Investment Corp. REIT	10	33,182
Noritake Co., Ltd.	400	16,512
Okamura Corp.	1,800	23,230
Sankyu, Inc.	2,000	90,307
SKY Perfect JSAT Holdings, Inc.	4,300	18,352
Skylark Holdings Co., Ltd.	1,000	15,786
Sumitomo Forestry Co., Ltd.	2,900	37,966
T-Gaia Corp.	1,700	32,089

		513,508

Korea (Republic of) - 1.1%
DGB Financial Group, Inc.	2,491	18,556
Macquarie Korea Infrastructure Fund	2,122	17,667
WiSoL Co., Ltd.	1,137	15,783

		52,006

Norway - 0.4%
Atea ASA	1,250	16,075

Russian Federation - 2.1%
Alrosa PJSC (c)(d)(e)	68,500	97,376

Singapore - 2.2%
Mapletree Commercial Trust REIT	27,500	33,275
Mapletree Industrial Trust REIT	23,000	32,257
Mapletree North Asia Commercial Trust REIT	45,600	38,153

		103,685

South Africa - 0.8%
Telkom S.A. SOC Ltd.	8,793	38,720

Spain - 0.5%
Ence Energia y Celulosa S.A.	3,635	22,843

Taiwan - 0.5%
Huaku Development Co., Ltd.	10,000	22,157

Thailand - 1.1%
Thanachart Capital PCL (c)(d)	32,700	49,998

United Arab Emirates - 0.4%
Air Arabia PJSC (e)	68,239	18,949

United Kingdom - 5.2%
Computacenter PLC	1,471	18,870
Go-Ahead Group PLC	821	15,990
Hays PLC	10,143	18,107
IG Group Holdings PLC	9,713	70,616
Nomad Foods Ltd. (e)	1,410	23,575
OneSavings Bank PLC	4,148	18,502
Plus500 Ltd.	1,033	18,038
QinetiQ Group PLC	7,210	26,331
SSP Group PLC	4,026	33,234

		243,263

United States - 52.5%
Alliance Resource Partners L.P.	2,700	46,818
Allied Motion Technologies, Inc.	430	19,217
America’s Car-Mart, Inc. (e)	500	36,225
American Eagle Outfitters, Inc.	4,015	77,610
American Public Education, Inc. (e)	495	14,088
Atkore International Group, Inc. (e)	2,420	48,013
Avanos Medical, Inc. (e)	775	34,712
Barrett Business Services, Inc.	400	22,900
Bio-Techne Corp.	735	106,369
Central Garden & Pet Co. (e)	1,295	44,613
Charles River Laboratories International, Inc. (e)	970	109,785
Citi Trends, Inc.	745	15,191
Clearway Energy, Inc., Class A	2,535	42,892
Deckers Outdoor Corp. (e)	365	46,702
Emergent Biosolutions, Inc. (e)	1,850	109,668
Exantas Capital Corp. REIT	2,495	25,000
Extended Stay America, Inc. UNIT	4,300	66,650
Financial Institutions, Inc.	710	18,247
Hill-Rom Holdings, Inc.	310	27,451
Integer Holdings Corp. (e)	1,165	88,843
IQVIA Holdings, Inc. (e)	740	85,966
Johnson Outdoors, Inc., Class A	300	17,622
Kelly Services, Inc., Class A	1,005	20,582
Keysight Technologies, Inc. (e)	1,730	107,398
Korn/Ferry	2,700	106,758
Lululemon Athletica, Inc. (e)	935	113,705
M/I Homes, Inc. (e)	1,290	27,116

Malibu Boats, Inc., Class A (e)	1,200	41,760
ManTech International Corp., Class A	1,855	97,007
Marcus Corp.	420	16,590
MasterCraft Boat Holdings, Inc. (e)	1,950	36,465
Mercer International, Inc.	1,430	14,929
MGIC Investment Corp. (e)	1,330	13,912
Moog, Inc., Class A	1,170	90,652
MSA Safety, Inc.	1,230	115,952
Office Depot, Inc.	5,045	13,016
PRA Health Sciences, Inc. (e)	820	75,407
Premier, Inc., Class A (e)	1,560	58,266
Progress Software Corp.	815	28,924
Resolute Forest Products, Inc.	2,595	20,578
Rush Enterprises, Inc., Class A	885	30,515
SJW Group	350	19,467
Surmodics, Inc. (e)	640	30,246
Tailored Brands, Inc.	1,455	19,846
Tower International, Inc.	545	12,971
Triple-S Management Corp., Class B (e)	1,020	17,738
Verint Systems, Inc. (e)	2,255	95,409
Vishay Intertechnology, Inc.	5,315	95,723
Zumiez, Inc. (e)	1,780	34,123

		2,459,637

Total Common Stock (cost-$4,644,490)		4,638,330

	Principal Amount (000s)
Repurchase Agreements - 2.5%
State Street Bank and Trust Co., dated 12/31/18, 0.50%, due 1/2/19, proceeds $119,003; collateralized by U.S. Treasury Inflation Indexed Notes, 0.125%, due 7/15/26, valued at $123,613 including accrued interest (cost-$119,000)	$119	119,000

Total Investments (cost-$4,763,490) (b)-101.5%		4,757,330

Liabilities in excess of other assets-(1.5)%		(71,409)

Net Assets-100.0%		$4,685,921

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $30,123, representing 0.6% of net assets.

(b)	Securities with an aggregate value of $1,789,457, representing 38.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $147,374, representing 3.1% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

UNIT - More than one class of securities traded together

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

December 31, 2018 (unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Equity Real Estate Investment Trusts (REITs)	10.5%
Life Sciences Tools & Services	8.1%
IT Services	5.5%
Specialty Retail	4.9%
Electronic Equipment, Instruments & Components	4.7%
Textiles, Apparel & Luxury Goods	4.2%
Healthcare Equipment & Supplies	3.9%
Software	3.6%
Professional Services	3.6%
Oil, Gas & Consumable Fuels	3.2%
Metals & Mining	3.1%
Commercial Services & Supplies	3.0%
Insurance	3.0%
Hotels, Restaurants & Leisure	2.8%
Airlines	2.8%
Road & Rail	2.5%
Aerospace & Defense	2.5%
Paper & Forest Products	2.4%
Biotechnology	2.3%
Leisure Equipment & Products	2.0%
Capital Markets	1.9%
Banks	1.9%
Healthcare Providers & Services	1.6%
Electrical Equipment	1.4%
Household Durables	1.4%
Real Estate Management & Development	1.4%
Machinery	1.4%
Household Products	0.9%
Independent Power Producers & Energy Traders	0.9%
Transportation Infrastructure	0.8%
Diversified Telecommunication Services	0.8%
Thrifts & Mortgage Finance	0.7%
Trading Companies & Distributors	0.6%
Construction & Engineering	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.5%
Food Products	0.5%
Construction Materials	0.5%
Electric Utilities	0.4%
Water Utilities	0.4%
Media	0.4%
Diversified Financial Services	0.4%
Chemicals	0.4%
Diversified Consumer Services	0.3%
Auto Components	0.3%
Repurchase Agreements	2.5%
Liabilities in excess of other assets	(1.5)%

100.0%

Notes to Schedule of Investments

December 31, 2018 (unaudited)

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) of AllianzGI Institutional Multi-Series Trust (the “Trust”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated the responsibility for applying the valuation methods to Allianz Global Investors U.S. LLC (the “Manager”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolios’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Short-term investments having a maturity of 60 days or less will be valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Portfolio may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. Each Portfolio’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Portfolios may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of a Portfolio is calculated. With respect to certain foreign securities, the Portfolios may fair-value securities using modeling tools provided by third-party vendors. The Portfolios have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolios for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of a Portfolio may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Portfolio.

Notes to Schedule of Investments

December 31, 2018 (unaudited) (continued)

To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which removes and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required. Management has evaluated the implications of certain other provisions of the ASU and has determined to early adopt aspects related to the removal and modifications of certain fair value measurement disclosures under the ASU effective immediately. At this time, management is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., “the exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolios have the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Manager’s or Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolios to measure fair value during the three months ended December 31, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Notes to Schedule of Investments

December 31, 2018 (unaudited) (continued)

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at December 31, 2018 in valuing each Portfolio’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on investments in securities and other financial instruments):

AllianzGI Advanced Core Bond:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/18
Investments in Securities - Assets
Corporate Bonds & Notes	—	$69,823,855	—	$69,823,855
U.S. Government Agency Securities	—	33,404,261	—	33,404,261
U.S. Treasury Obligations	—	24,307,151	—	24,307,151
Sovereign Debt Obligations	—	16,897,405	—	16,897,405
Repurchase Agreements	—	595,000	—	595,000

	—	145,027,672	—	145,027,672

Other Financial Instruments* – Liabilities
Interest Rate Contracts	$(172,802)	—	—	(172,802)

Totals	$(172,802)	$145,027,672	—	$144,854,870

AllianzGI Best Styles Global Managed Volatility:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/18
Investments in Securities - Assets
Common Stock:
Australia	—	$395,716	—	$395,716
Austria	$37,987	24,605	—	62,592
Belgium	66,730	82,649	—	149,379
China	20,688	1,123,987	—	1,144,675
Czech Republic	—	221,371	—	221,371
Denmark	14,436	53,267	—	67,703
Finland	—	292,473	—	292,473
France	—	548,182	—	548,182
Germany	—	393,377	—	393,377
Hong Kong	—	890,105	—	890,105
Hungary	—	165,111	—	165,111
Indonesia	—	52,287	—	52,287
Israel	—	353,376	—	353,376
Italy	—	528,604	—	528,604
Japan	—	5,958,866	—	5,958,866

Notes to Schedule of Investments

December 31, 2018 (unaudited) (continued)

Korea (Republic of)	13,919	457,707	—	471,626
Malaysia	—	645,549	—	645,549
Netherlands	60,385	442,351	—	502,736
New Zealand	—	172,986	—	172,986
Norway	—	93,967	—	93,967
Poland	—	77,523	—	77,523
Singapore	—	706,038	—	706,038
Spain	—	102,608	—	102,608
Sweden	—	112,720	—	112,720
Switzerland	—	680,378	—	680,378
Taiwan	—	2,157,400	—	2,157,400
Thailand	—	99,294	$578,248	677,542
United Kingdom	23,860	411,977	—	435,837
All Other	28,133,107	—	—	28,133,107
Exchange-Traded Funds	520,064	—	—	520,064
Mutual Funds	—	96,486	—	96,486
Repurchase Agreements	—	909,000	—	909,000

Totals	$28,891,176	$18,249,960	$578,248	$47,719,384

AllianzGI Global Small-Cap Opportunities:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/18
Investments in Securities - Assets
Common Stock:
Australia	—	$160,664	—	$160,664
Austria	—	20,721	—	20,721
Canada	$132,572	14,613	—	147,185
China	—	236,275	—	236,275
Denmark	—	85,498	—	85,498
Greece	—	47,031	—	47,031
Hong Kong	—	99,535	—	99,535
India	49,099	74,842	—	123,941
Indonesia	—	26,232	—	26,232
Italy	—	53,031	—	53,031
Japan	—	513,508	—	513,508
Korea (Republic of)	17,667	34,339	—	52,006
Norway	—	16,075	—	16,075
Russian Federation	—	—	$97,376	97,376
Singapore	—	103,685	—	103,685
South Africa	—	38,720	—	38,720
Spain	—	22,843	—	22,843
Taiwan	—	22,157	—	22,157
Thailand	—	—	49,998	49,998
United Kingdom	23,575	219,688	—	243,263
All Other	2,478,586	—	—	2,478,586
Repurchase Agreements	—	119,000	—	119,000

Totals	$2,701,499	$1,908,457	$147,374	$4,757,330

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended December 31, 2018, was as follows:

AllianzGI Best Styles Global Managed Volatility:

	Beginning Balance 9/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3†	Transfers out of Level 3	Ending Balance 12/31/18
Investments in Securities - Assets
Common Stock:
Thailand	$758,135	$56,504	$(218,263)	$—	$(15,376)	$(55,511)	$52,759	$—	$578,248

Notes to Schedule of Investments

December 31, 2018 (unaudited) (continued)

AllianzGI Global Small-Cap Opportunities:

	Beginning Balance 9/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/18
Investments in Securities - Assets
Common Stock:
Russian Federation	$111,656	$—	$—	$—	$—	$(14,280)	$—	$—	$97,376
Thailand	54,348	—	—	—	—	(4,350)	—	—	49,998

Totals	$166,004	$—	$—	$—	$—	$(18,630)	$—	$—	$147,374

*	Other financial instruments are derivatives, such as, futures contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
†	Transferred out of Level 1 and into Level 3 because an exchange traded price was not available in the Local Market at December 31, 2018.

The net change in unrealized appreciation/depreciation of Level 3 investments held at December 31, 2018, was:

AllianzGI Best Styles Global Managed Volatility	$(94,233)
AllianzGI Global Small-Cap Opportunities	(18,630)

At December 31, 2018, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments in securities and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Advanced Core Bond	$147,539,100	$602,082	$3,286,312	$(2,684,230)
AllianzGI Best Styles Global Managed Volatility	46,505,703	4,771,109	3,557,428	1,213,681
AllianzGI Global Small-Cap Opportunities	4,804,431	359,299	406,400	(47,101)

(1)	Differences, if any, between book and tax cost basis are primarily attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_CERT:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Institutional Multi-Series Trust

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: February 25, 2019

By:	/s/ Scott Whisten
Scott Whisten Treasurer, Principal Financial & Accounting Officer

Date: February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: February 25, 2019

By:	/s/ Scott Whisten
Scott Whisten Treasurer, Principal Financial & Accounting Officer

Date: February 25, 2019